Equity-Accounted Investees - BioDarou P.J.S. Co. (Details) - EUR (€) € in Thousands	Apr. 25, 2022	Mar. 30, 2020
BioDarou P.J.S. Co.
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	49.00%
Biotest AG
Disclosure of associates [line items]
Percentage of interest acquired	70.18%	70.18%
Consideration	€ 1,460,853